13. Earnings (loss) per share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Loss Per Share Tables
Schedule of earning per share
	12/31/2018			12/31/2017			12/31/2016
	Common	Preferred	Total	Common	Preferred	Total	Common	Preferred	Total
				(As restated)			(As restated)
Numerator
Net income (loss) for the year attributable to equity holders of the parent	(254,828)	(830,565)	(1,085,393)	7,708	11,084	18,792	351,619	494,366	845,985

Denominator
Weighted average number of outstanding shares (in thousands) (*)	2,863,683	266,676		4,981,350	204,664		5,035,037	202,261
Effect of dilution from stock options	-	-		-	2,614		-	347
Adjusted weighted average number of outstanding shares and diluted presumed conversions (in thousands) (*)	2,863,683	266,676		4,981,350	207,278		5,035,037	202,608
Basic earnings (loss) per share	(0.089)	(3.115)		0.002	0.054		0.070	2.444
Diluted earnings (loss) per share	(0.089)	(3.115)		0.002	0.053		0.070	2.440

(*)The weighted average considers the split of common shares approved at the Extraordinary Shareholders Meeting held on March 23, 2015, in accordance with IAS 33. Earnings per share presented herein reflects the economic rights of each class of shares.